Loans Payable (Details)											1 Months Ended			9 Months Ended		12 Months Ended
	Apr. 26, 2020 USD ($)	Apr. 26, 2020 CNY (¥)	Sep. 25, 2019 CNY (¥)	Feb. 25, 2019 CNY (¥)	Aug. 25, 2018 CNY (¥)	Feb. 25, 2018 CNY (¥)	Jan. 18, 2018 CNY (¥)	Aug. 25, 2017 CNY (¥)	Feb. 25, 2017 CNY (¥)	Aug. 25, 2016 CNY (¥)	Apr. 26, 2020 USD ($)	Apr. 26, 2020 CNY (¥)	Oct. 29, 2014 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2017 CNY (¥)	Oct. 29, 2014 CNY (¥)
Loans Payable (Details) [Line Items]
Long-term loans, amount																$ 281,112
Repaid loan																		$ 10,000,000	¥ 10,000,000
Remaining payment | ¥							¥ 35,000,000
Interest over due loan percentage							50.00%									50.00%
Interest expenses (in Dollars)														$ 91,529	$ 344,179		$ 452,470
Mr. Lirong Wang [Member]
Loans Payable (Details) [Line Items]
Long term loan (in Dollars)																$ 4,571,452
Litigation settlement amount	$ 4,359,925	¥ 30,301,044									$ 5,609,770	¥ 36,683,409
Zongbao [Member]
Loans Payable (Details) [Line Items]
Long-term loans, amount													$ 6,430,000							¥ 45,000,000
Variable interest rate													20.00%
Repayment of loan | ¥			¥ 12,000,000	¥ 10,000,000	¥ 8,000,000	¥ 5,000,000		¥ 5,000,000	¥ 3,000,000	¥ 2,000,000
Hui Song [Member]
Loans Payable (Details) [Line Items]
Long-term loans, amount														$ 279,555
Interest expenses (in Dollars)																$ 700,030